ORDINARY SHARES	12 Months Ended
Dec. 31, 2023
ORDINARY SHARES
ORDINARY SHARES
20.	ORDINARY SHARES

Upon incorporation on August 9, 2021, the Company issued 191,981,772 ordinary shares to the Founders Offshore Vehicle at US$0.70 per share with total consideration of US$133,683 to the Company, which was fully paid up as of December 31, 2023. As mentioned in Note 17, on March 18, 2022, an ordinary shareholder of the Company, sold its 5,332,827 ordinary shares at US$4.43 per share to Pre-A Investor B with a cash consideration of US$23,650. The Company considered the redesignation, in substance, was effectively a repurchase and retirement of the ordinary shares and simultaneously an issuance of Series Pre-A Preferred Shares.

On November 11, 2021, the Company issued 95,990,886 ordinary shares to Lotus Technology International Investment Limited, ultimately 100% owned by Geely Holding, at US$0.70 with total consideration of US$67,566, which was fully paid as of December 31, 2022.

On September 24, 2021, Etika, through Lotus HK, subscribed for 33.33% equity interest in WFOE with total consideration of RMB650,100 (equivalent to US$100,690) and paid up on September 28, 2021. On November 11, 2021, the Company issued 143,986,329 ordinary shares to Etika Automotive SDN BHD (“Etika”) through exchange of 100% equity interest in Lotus Advanced Technology Limited (“Lotus HK”) held by Etika.

On December 24, 2021, the Company issued 47,995,443 ordinary shares to LGIL for the “Lotus” trademark licenses with a fair value of US$116,041 licensed by Group Lotus Limited, a wholly owned subsidiary of LGIL.

As noted in Note 1(b), following the Merger Transaction, the Company’s Articles were amended. As such, the shares and corresponding capital amounts and loss per share prior to the Merger have been retroactively adjusted. The new authorized shares of the Company is US$50 divided into 5,000,000,000 shares comprising of ordinary shares with par value of US$0.00001 each. The number of shares issued and outstanding as of December 31, 2023 and 2022 is 474,621,603 ordinary shares.